UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     May 08, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $339,812 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    28-10433                      Akanthos Arbitrage Master Fund, L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACQUICOR TECHNOLOGY INC        UNIT 99/99/9999  00489A206      984   150000 SH       DEFINED 01             150000        0        0
AMERICAN FINL RLTY TR          NOTE  4.375% 7/1 02607PAB3    17900 20000000 PRN      DEFINED 01           20000000        0        0
AMYLIN PHARMACEUTICALS INC     NOTE  2.500% 4/1 032346AD0    21333 14000000 PRN      DEFINED 01           14000000        0        0
CELL GENESYS INC               NOTE  3.125%11/0 150921AB0     5528  5500000 PRN      DEFINED 01            5500000        0        0
CHARTER COMMUNICATIONS INC D   NOTE  5.875%11/1 16117MAE7    15540 22400000 PRN      DEFINED 01           22400000        0        0
CIBER INC                      SDCV  2.875%12/1 17163BAB8     8733 10000000 PRN      DEFINED 01           10000000        0        0
COMCAST CORP NEW               CL A             20030N101     7848   300000 SH       DEFINED 01             300000        0        0
COMPUCREDIT CORP               COM              20478N100     1572    42700 SH       DEFINED 01              42700        0        0
CV THERAPEUTICS INC            COM              126667104      718    32500 SH       DEFINED 01              32500        0        0
DECODE GENETICS INC            NOTE  3.500% 4/1 243586AB0     5122  6000000 PRN      DEFINED 01            6000000        0        0
EMCORE CORP                    NOTE  5.000% 5/1 290846AC8    15583 11500000 PRN      DEFINED 01           11500000        0        0
GATEWAY INC                    NOTE  2.000%12/3 367626AD0     5343  7500000 PRN      DEFINED 01            7500000        0        0
GREY WOLF INC                  FRNT         4/0 397888AF5    18162 13175000 PRN      DEFINED 01           13175000        0        0
GRUBB&ELLIS RLTY ADVISORS IN   UNIT 99/99/9999  400096202     2370   367500 SH       DEFINED 01             367500        0        0
HUMAN GENOME SCIENCES INC      NOTE  2.250%10/1 444903AK4    25908 27500000 PRN      DEFINED 01           27500000        0        0
INCYTE CORP                    NOTE  3.500% 2/1 45337CAE2     8206 10000000 PRN      DEFINED 01           10000000        0        0
LIBERTY MEDIA CORP             DEB   4.000%11/1 530715AG6    30629 50000000 PRN      DEFINED 01           50000000        0        0
LUCENT TECHNOLOGIES INC        DBCV  2.750% 6/1 549463AH0    47972 43000000 PRN      DEFINED 01           43000000        0        0
MAXTOR CORP                    NOTE  6.800% 4/3 577729AC0     6888  6000000 PRN      DEFINED 01            6000000        0        0
MERCK & CO INC                 COM              589331107      443   150000 SH  CALL DEFINED 01                  0        0        0
QUANTUM CORP                   NOTE  4.375% 8/0 747906AE5    13650 13000000 PRN      DEFINED 01           13000000        0        0
SFBC INTL INC                  NOTE  2.250% 8/1 784121AB1     1773  2000000 PRN      DEFINED 01            2000000        0        0
SHANDA INTERACTIVE ENTMT LTD   NOTE        10/1 81941QAB0     2197  2500000 PRN      DEFINED 01            2500000        0        0
SIMON PPTY GROUP INC NEW       PFD CONV I 6%    828806802    27736   400000 SH       DEFINED 01             400000        0        0
SPRINT NEXTEL CORP             COM FON          852061100      190   500000 SH  PUT  DEFINED 01             500000        0        0
SYMMETRICOM INC                NOTE  3.250% 6/1 871543AB0      966  1000000 PRN      DEFINED 01            1000000        0        0
TIME WARNER INC                COM              887317105        5    90000 SH  CALL DEFINED 01                  0        0        0
VERTEX PHARMACEUTICALS INC     NOTE  5.000% 9/1 92532FAD2    14663 14482000 PRN      DEFINED 01           14482000        0        0
WEBMD CORP                     NOTE  1.750% 6/1 94769MAE5    31850 35000000 PRN      DEFINED 01           35000000        0        0